Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
HC Strategic Shares | The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Institutional International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Institutional International Equity Portfolio is to maximize total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The fee tables below describe the fees and expenses that you may pay if you buy and hold HC Strategic Shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 52.55% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.55%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the MSCI EAFE Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio may also use currency forwards in connection with the purchase and sale of securities denominated in a foreign currency and to hedge against fluctuations in the relative value of the currencies in which securities held by the Portfolio are denominated. In accordance with applicable interpretations of the SEC, such derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

		The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Investing in the Portfolio involves risks common to any investment in securities. There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio. All mutual funds, including the Portfolio, are subject to Management Risk – the risk that the investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments and Market Risk – the risk that the value of the securities held by a portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

There are also risks associated with the overall structure of the Portfolio. These include:
  Multi-Manager Risk – the Portfolio’s multi-manager structure involves the risk that the Specialist Managers serving the Portfolio do not achieve favorable investment results relative to other investments or that the Portfolio’s assets are not effectively allocated among Specialist Managers in a manner that enhances the Portfolio’s total return or reduces the volatility that might be expected of any one management style. Additionally, the multi-manager structure may, under certain circumstances, cause the Portfolio to incur higher trading costs than might occur in a fund served by a single investment adviser.
  Passive Investing Risk – a portion of the Portfolio employs a passive investment approach, which attempts to approximate as closely as practicable, before expenses, the performance of one or more different segments of the Portfolio’s investment universe, as deemed appropriate by the Adviser, regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Portfolio’s return to be lower than if the Portfolio employed an active strategy. In addition, the Portfolio’s return may not match or achieve a high degree of correlation with the return of the target investment pool due to operating expenses, transaction costs, and cash flows.
Additionally, the range of securities in which the Portfolio may invest, and the several investment strategies that may be used in seeking to achieve the Portfolio’s objective, involve additional risks. These are summarized below.
  Equity Risks.    Investment in equity securities involves the following risks:
  Equity Market Risk – The market value of an equity security and the equity markets in general can be volatile.
  Exchange-Traded Funds Risk – An investment in securities issued by an ETF may be subject to the following risks: (1) shares of the ETF may trade at a discount to its net asset value; (2) an active trading market for the ETF’s shares may not develop; (3) the exchange on which the ETF is listed may, under certain circumstances, suspend trading of the ETF’s shares; and (4) to the extent that an ETF is acquired in order to track a specific asset or index, the ETF may fail to effectively accomplish that goal.
  Investment in Other Investment Companies Risk – As with other investments, investments in other investment companies are subject to market and selection risk. To the extent that the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the acquired investment companies.
  Foreign Investment Risk.    Investment in foreign securities involves the following risks:
  Foreign Securities Risk – Investments in securities issued by non-U.S. companies and/or non-U.S. governments and their agencies, may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar and transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Foreign Currency Risk – Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, or the actions of the U.S. or foreign governments or central banks. In addition, transaction expenses related to foreign securities, including custody fees, are generally more costly than transaction expenses for domestic securities.
  Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the MSCI EAFE Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.
  Risks Associated with Investments in Derivatives.    The Portfolio is permitted to invest in derivative instruments, including options, futures and options on futures, swaps, structured notes and currency forwards. Investment in derivatives depends largely on the performance of an underlying reference instrument or rate and the Specialist Manager’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates and/or other economic factors. Derivatives involve additional costs and often have risks similar to an investment in the reference instrument in addition to other risks, such as:
  General Derivative Risks – The value of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that the Portfolio may lose more than the original amount invested in the derivative instrument. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses to the Portfolio.
  Counterparty Risk – The Portfolio will be subject to counterparty credit risk with respect to derivative contracts entered into by the Portfolio or held by special purpose or structured vehicles in which the Portfolio invests, including other investment companies. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Portfolio may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Portfolio may obtain only a limited recovery or may obtain no recovery in such circumstances.
		There is no guarantee that the Portfolio will meet its goals. It is possible to lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Portfolio will achieve its investment objective and, as is the case with any investment, you may lose money on your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below show how The Institutional International Equity Portfolio has performed, and how its performance has varied, from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each full calendar year since the Portfolio’s inception on November 20, 2009.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Portfolio’s HC Strategic Shares before-tax return for the period from January 1, 2015 through September 30, 2015 (non-annualized) was -6.04%.

Best quarter:	3rd Qtr. 2010	16.22%
Worst quarter:	3rd Qtr. 2011	-20.97%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/14)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-deferred arrangements, such as qualified retirement plans.
HC Strategic Shares | The Institutional International Equity Portfolio | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charges	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	rr_ManagementFeesOverAssets	0.26%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
1 Year	rr_ExpenseExampleYear01	$ 37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	$ 456
2010	rr_AnnualReturn2010	10.30%	[1]
2011	rr_AnnualReturn2011	(10.68%)	[1]
2012	rr_AnnualReturn2012	23.18%	[1]
2013	rr_AnnualReturn2013	22.92%	[1]
2014	rr_AnnualReturn2014	(4.19%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	before-tax return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.97%)
One Year	rr_AverageAnnualReturnYear01	(4.19%)
Five Year	rr_AverageAnnualReturnYear05	7.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2009
HC Strategic Shares | The Institutional International Equity Portfolio | – After Taxes on Distributions | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.13%)
Five Year	rr_AverageAnnualReturnYear05	6.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2009
HC Strategic Shares | The Institutional International Equity Portfolio | – After Taxes on Distributions and Sale of Portfolio Shares | HC Strategic Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Year	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2009
HC Strategic Shares | The Institutional International Equity Portfolio | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.48%)
Five Year	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2009

[1]	Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.